Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
The components of property and equipment were as follows:

	December 31,
(In thousands of U.S. dollars)	2012	2013

Land and buildings	10,332	10,799
Laboratory equipment	29,314	30,053
Office and computer equipment	5,135	5,800
Furniture, fixtures and fittings	20,697	21,078
Construction in progress	-	-
Total property and equipment	65,478	67,730
Less accumulated depreciation and amortization	(47,240)	(50,295)
Property and equipment, net	18,238	17,435